Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000816153
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 19, 2022
Document Effective Date	dei_DocumentEffectiveDate	May 19, 2022
Prospectus Date	rr_ProspectusDate	Feb. 01, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THORNBURG INVESTMENT TRUST SUPPLEMENT

dated May 19, 2022

to the

THORNBURG FUNDS PROSPECTUS (THE “RETAIL PROSPECTUS”)

applicable to Class A, C, C2, D and I shares
dated February 1, 2022, as supplemented March 8, 2022.

CHANGES TO THORNBURG SUMMIT FUND

Effective May 19, 2022, Thornburg Investment Trust (the “Trust”), on behalf of the Thornburg Summit Fund (the “Fund”), amended the expense limitation agreement between the Trust and Thornburg Investment Management, Inc. (“Thornburg”), the Fund’s investment advisor, pursuant to which Thornburg has agreed to waive fees and reimburse expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) incurred by the Fund so that actual Class A and Class I expenses do not exceed 0.94% and 0.69%, respectively. Accordingly, effective May 19, 2022, the “Annual Fund Operating Expenses” table and the “Examples” table for the Fund on pages 50 and 51 of the Retail Prospectus shall be replaced to read as follows:

Retail | Thornburg Summit Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 19, 2023
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year) your costs would be:

Retail | Thornburg Summit Fund | Thornburg Summit Fund - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.02%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	none	[1]
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.43%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 545
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	848
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,172
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,088
Retail | Thornburg Summit Fund | Thornburg Summit Fund - Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.02%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	none	[1]
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.43%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	339
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	623
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,434

[1]	These expenses reflect the expenses the Fund will incur to sell securities short and interest expense on borrowed funds. These expenses are required to be treated as a Fund expense for accounting purposes and are not payable to the Fund’s investment advisor.
[2]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) incurred by the Fund so that actual Class A and Class I expenses do not exceed 0.94% and 0.69%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before May 19, 2023 unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if, after taking the recoupment into account, the Fund’s actual expenses fall below the expense cap during that same fiscal year.